Schedule of Fair Value Hierarchy For Assets And Liabilities Not Carried At Fair Value (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	$ 268,939	$ 227,679
Total assets	1,728,672	1,715,865	$ 1,415,290
LIABILITIES
Securitization liabilities at amortized cost	15,262	15,768
Subordinated notes and debentures	11,230	11,477
Total liabilities	1,628,854	1,620,366
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	268,452	228,873
Total loans, net of allowance for loan losses	725,177	727,197
Total assets	993,629	956,070
LIABILITIES
Deposits	1,124,762	1,137,624
Securitization liabilities at amortized cost	15,202	16,143
Subordinated notes and debentures	11,838	12,374
Total liabilities	1,151,802	1,166,141
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	207,927	175,500
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	60,525	53,373
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	20	919
Total assets	20	919
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	20	919
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	268,421	227,942
Total loans, net of allowance for loan losses	251,034	236,287
Total assets	519,455	464,229
LIABILITIES
Deposits	1,124,762	1,137,624
Securitization liabilities at amortized cost	15,202	16,143
Subordinated notes and debentures	11,838	12,374
Total liabilities	1,151,802	1,166,141
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	207,897	174,571
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 of fair value hierarchy [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	60,524	53,371
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	11	12
Total loans, net of allowance for loan losses	474,143	490,910
Total assets	474,154	490,922
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Government And Government Related Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	10	10
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member] | Other Debt Securities [Member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	$ 1	$ 2